Consolidated Statements of Equity (Unaudited) - USD ($) shares in Millions, $ in Millions	Total		Preferred Stock	Common Stock	Retained Earnings	AOCI	Total Shareholders' Equity
Beginning balance at Dec. 31, 2021	$ 27,308		$ 1,783	$ 21,610	$ 5,373	$ (1,458)	$ 27,308
Beginning balance (in shares) at Dec. 31, 2021			2	810
Net income (loss) including noncontrolling interests	258				258		258
Issuance of stock	1,803			$ 1,803			1,803
Issuance of stock (in shares)				22
Stock awards (net of change in unearned compensation)	14			$ 14			14
Preferred stock dividends (see Note 16)	(52)				(52)		(52)
Common stock dividends and distributions	(1,096)				(1,096)		(1,096)
Other comprehensive income, net of tax	62					62	62
Ending balance at Jun. 30, 2022	28,297		$ 1,783	$ 23,427	4,483	(1,396)	28,297
Ending balance (in shares) at Jun. 30, 2022			2	832
Beginning balance at Mar. 31, 2022	27,520		$ 1,783	$ 21,657	5,516	(1,436)	27,520
Beginning balance (in shares) at Mar. 31, 2022			2	811
Net income (loss) including noncontrolling interests	(453)				(453)		(453)
Issuance of stock	1,758			$ 1,758			1,758
Issuance of stock (in shares)				21
Stock awards (net of change in unearned compensation)	12			$ 12			12
Preferred stock dividends (see Note 16)	(25)				(25)		(25)
Common stock dividends and distributions	(555)				(555)		(555)
Other comprehensive income, net of tax	40					40	40
Ending balance at Jun. 30, 2022	28,297		$ 1,783	$ 23,427	4,483	(1,396)	28,297
Ending balance (in shares) at Jun. 30, 2022			2	832
Beginning balance at Dec. 31, 2022	27,881	[1]	$ 1,783	$ 23,605	4,065	(1,572)	27,881
Beginning balance (in shares) at Dec. 31, 2022			2	835
Net income (loss) including noncontrolling interests	1,596				1,596		1,596
Issuance of stock	85			$ 85			85
Issuance of stock (in shares)				2
Stock awards (net of change in unearned compensation)	14			$ 14			14
Preferred stock dividends (see Note 16)	(40)				(40)		(40)
Common stock dividends and distributions	(1,115)				(1,115)		(1,115)
Other comprehensive income, net of tax	6					6	6
Other	(1)				(1)		(1)
Ending balance at Jun. 30, 2023	28,428		$ 1,783	$ 23,704	4,507	(1,566)	28,428
Ending balance (in shares) at Jun. 30, 2023			2	837
Beginning balance at Mar. 31, 2023	28,356		$ 1,783	$ 23,652	4,486	(1,565)	28,356
Beginning balance (in shares) at Mar. 31, 2023			2	836
Net income (loss) including noncontrolling interests	599				599		599
Issuance of stock	42			$ 42			42
Issuance of stock (in shares)				1
Stock awards (net of change in unearned compensation)	10			$ 10			10
Preferred stock dividends (see Note 16)	(20)				(20)		(20)
Common stock dividends and distributions	(558)				(558)		(558)
Other comprehensive income, net of tax	(1)					(1)	(1)
Ending balance at Jun. 30, 2023	$ 28,428		$ 1,783	$ 23,704	$ 4,507	$ (1,566)	$ 28,428
Ending balance (in shares) at Jun. 30, 2023			2	837

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.